Taxes on Income (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Taxes on Income (Textual)
Ordinary corporate tax rate	23.00%	24.00%
Deferred tax loss carry forwards | $	$ 193,000	$ 209,000			$ 188,000
NIS [Member]
Taxes on Income (Textual)
Deferred tax loss carry forwards | ₪			₪ 724,000	₪ 724,000		₪ 723,000